Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Airport operating services to airlines:
Landing	$ 681,096	$ 518,404	$ 284,275
Charges for not canceling extended stay reservations	2,207	3,601	3,412
Parking on embarking/disembarking platform	72,158	66,563	135,701
Parking on extended stay or overnight platform	61,722	45,274	35,663
Passenger walkways and shuttle buses	34,795	31,217	18,346
Airport security charges	181,304	160,986	113,579
Airports services			34,540
Airport real estate services to airlines:
Leasing of hangars to airlines	24,574	20,257	7,011
Leasing of shops, warehouses and stockrooms to airlines (operating)	4,040	4,045	3,884
Leasing of space and other terminal facilities to airlines within the terminal (operating)	56,100	53,095	43,559
Leasing of land and other surfaces to airlines outside the terminal (operating)	5,602	6,013	3,154
Leasing of check-in desks and other terminal space	575	809	4,090
Leasing of desks and other terminal space for ticket sale.	7,866	5,764	6,294
Airport passenger services:
Domestic passenger charges	3,054,639	2,552,169	2,078,059
International passenger charges	3,696,147	3,210,822	2,404,331
Airport real estate services and rights of access to other operators	34,688	33,192	28,709
Complementary services:
Catering services	24,893	21,286	16,601
Other third-party ramp services rendered to airlines	50,775	42,283	35,670
Traffic and/or dispatch	58,954	55,402	37,362
Fuel supply or removal	216,600	195,458	117,162
Third-party airplane maintenance and repair	11,787	11,280	7,620
Total regulated revenues included in the maximum rate	8,280,522	7,037,920	5,419,022
Regulated revenues not included in the maximum rate:
Car parking charges	277,229	254,108	251,468
Recovery of cost over aeronautical services	157,211	126,513	115,273
Recovery of cost over non-aeronautical services	43,034	35,721	31,976
Total regulated revenues not included in the maximum rate	477,474	416,342	398,717
Total regulated revenues	8,757,996	7,454,262	5,817,739
Commercial concessions:
Retail operations	201,683	186,849	125,481
Food and beverages	163,925	138,664	118,910
Duty free	343,847	312,569	226,226
VIP lounges	36,945	28,418	21,021
Financial services	40,586	36,537	28,671
Communications and networks	11,927	12,528	10,202
Car rentals	205,992	177,807	138,532
Commercial leasing	16,579	22,802	22,912
Advertising	168,573	169,762	129,244
Time sharing developers	186,652	172,660	139,124
Leasing of space to airlines and other complementary service providers (non-operating)	123,568	111,146	205,891
Lease outside the terminal	47,730	36,132
VIP Lounges operated directly	154,737	112,042	65,045
Convenience store	84,436	93,747
Royalties	4,700	532
Revenues from sharing of commercial activities:
Retail operations	113,175	87,845	50,432
Food and beverages	112,350	81,455	50,537
Duty free	53,709	36,331	21,391
Financial services	17,386	726	721
Car rentals	28,790	20,914	8,904
Access fee for ground transportation	75,938	61,267	46,145
Non-airport access fees	73,622	60,128	28,696
Other leases	11,706
Services rendered to ASA	276	82	3
Various commercial-related revenues	16,599	16,319	12,447
Total unregulated revenues	2,295,431	1,977,262	1,450,535
Total aeronautical and non-aeronautical services	$ 11,053,427	$ 9,431,524	$ 7,268,274